Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) - Office equipment [Member]	Mar. 31, 2026
Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	1 year
Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years